Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	¥ 2,619	¥ 2,858
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,672	2,897
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (53)	¥ (39)